Taxes (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 305,818	$ 316,105
Income taxes payable	102,986	203,494
Other taxes payable	9,012	9,351
Total taxes payable	$ 417,816	$ 528,950